Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK ETF TRUST
iShares Enhanced Short-Term Bond Active ETF
(the “Fund”)
Supplement dated April 24, 2026 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated February 27, 2026, as supplemented to date
On April 22, 2026, the Board of Trustees of BlackRock ETF Trust approved a change in the name of the Fund to “iShares Dynamic Short-Term Active ETF” and certain changes to the Fund’s investment strategy. These changes are expected to become effective on or about June 23, 2026.
Accordingly, effective on or about June 23, 2026, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
iShares Enhanced Short-Term Bond Active ETF is renamed iShares Dynamic Short-Term Active ETF.
The section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by allocating opportunistically across global fixed income, equities and currencies.
The Fund invests a majority of its assets in a portfolio of U.S. and non‑U.S. dollar-denominated investment-grade fixed- and floating-rate bonds that are rated BBB‑ or higher by S&P Global Ratings and/or Fitch Ratings, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Fund’s management team to be of equivalent quality. Fixed-income securities include corporate bonds of U.S. and non‑U.S. issuers, U.S. government bonds (including U.S. Treasury Bills, notes, bonds, and Treasury Inflation-Protected Securities (“TIPS”)); municipal bonds; non‑U.S. government bonds, bills, and inflation linked bonds; repurchase agreements; and money market instruments. The Fund may also invest in reverse repurchase agreements. With respect to its portfolio of fixed-income securities, the Fund will seek to maintain a dollar-weighted average maturity that is less than four years.
The Fund may invest in derivatives such as futures (including but not limited to government bond futures and equity index futures), interest rate swaps, equity total return swaps, foreign exchange spot contracts and forwards.
The Fund may seek to invest in equity securities. As part of its investment in equity securities, the Fund may seek to pursue an equity relative value strategy pursuant to which the Fund may seek to establish substantially offsetting positions to earn a spread (e.g., long positions in equity securities and offsetting short positions through total return swaps and equity index futures). The Fund expects to maintain net notional equity exposures below 5%. Equity securities may include common stock, preferred stock, and depositary receipts. The Fund may invest in equity securities of both U.S. and non‑U.S. issuers, which may be U.S. dollar-based or non‑U.S. dollar based and may be currency hedged or unhedged. The Fund may invest in equity securities of companies of any market capitalization and may also invest in securities convertible into common stock.
The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.
The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to add the following:
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non‑uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. While depositary receipts provide an alternative to directly purchasing underlying foreign securities in their respective markets and currencies, they continue to be subject to many of the risks associated with investing directly in foreign securities, including political, economic, and currency risk.
Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
Repurchase Agreements Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Internal Revenue Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s equity relative value strategy and the possible application of the “straddle” rules.
The Fund’s investments in offsetting positions in connection with the equity relative value strategy are expected to be subject to the Internal Revenue Code’s “straddle” rules, which can affect the timing and character of income and gains generated by the Fund. If the straddle rules apply, the Fund may not be able to recognize all (or a portion) of any loss sustained on positions of the straddle until a later taxable year, which could increase the Fund’s investment company taxable income and/or net capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. Additionally, the holding period of a straddle position that has not already been held for the long-term holding period would be terminated and begin anew once the position was no longer part of a straddle, which may cause the Fund to realize greater amounts of short-term capital gain (taxable to individual shareholders as ordinary income when distributed by the Fund) than it would have realized absent the straddle. As a result, shareholders may pay more in taxes and/or pay taxes sooner than they would have had the Fund not engaged in transactions constituting a straddle.

iShares Enhanced Short-Term Bond Active ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK ETF TRUST
iShares Enhanced Short-Term Bond Active ETF
(the “Fund”)
Supplement dated April 24, 2026 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated February 27, 2026, as supplemented to date
On April 22, 2026, the Board of Trustees of BlackRock ETF Trust approved a change in the name of the Fund to “iShares Dynamic Short-Term Active ETF” and certain changes to the Fund’s investment strategy. These changes are expected to become effective on or about June 23, 2026.
Accordingly, effective on or about June 23, 2026, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
iShares Enhanced Short-Term Bond Active ETF is renamed iShares Dynamic Short-Term Active ETF.
The section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by allocating opportunistically across global fixed income, equities and currencies.
The Fund invests a majority of its assets in a portfolio of U.S. and non‑U.S. dollar-denominated investment-grade fixed- and floating-rate bonds that are rated BBB‑ or higher by S&P Global Ratings and/or Fitch Ratings, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Fund’s management team to be of equivalent quality. Fixed-income securities include corporate bonds of U.S. and non‑U.S. issuers, U.S. government bonds (including U.S. Treasury Bills, notes, bonds, and Treasury Inflation-Protected Securities (“TIPS”)); municipal bonds; non‑U.S. government bonds, bills, and inflation linked bonds; repurchase agreements; and money market instruments. The Fund may also invest in reverse repurchase agreements. With respect to its portfolio of fixed-income securities, the Fund will seek to maintain a dollar-weighted average maturity that is less than four years.
The Fund may invest in derivatives such as futures (including but not limited to government bond futures and equity index futures), interest rate swaps, equity total return swaps, foreign exchange spot contracts and forwards.
The Fund may seek to invest in equity securities. As part of its investment in equity securities, the Fund may seek to pursue an equity relative value strategy pursuant to which the Fund may seek to establish substantially offsetting positions to earn a spread (e.g., long positions in equity securities and offsetting short positions through total return swaps and equity index futures). The Fund expects to maintain net notional equity exposures below 5%. Equity securities may include common stock, preferred stock, and depositary receipts. The Fund may invest in equity securities of both U.S. and non‑U.S. issuers, which may be U.S. dollar-based or non‑U.S. dollar based and may be currency hedged or unhedged. The Fund may invest in equity securities of companies of any market capitalization and may also invest in securities convertible into common stock.
The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.
The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to add the following:
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non‑uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. While depositary receipts provide an alternative to directly purchasing underlying foreign securities in their respective markets and currencies, they continue to be subject to many of the risks associated with investing directly in foreign securities, including political, economic, and currency risk.
Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
Repurchase Agreements Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Internal Revenue Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s equity relative value strategy and the possible application of the “straddle” rules.
The Fund’s investments in offsetting positions in connection with the equity relative value strategy are expected to be subject to the Internal Revenue Code’s “straddle” rules, which can affect the timing and character of income and gains generated by the Fund. If the straddle rules apply, the Fund may not be able to recognize all (or a portion) of any loss sustained on positions of the straddle until a later taxable year, which could increase the Fund’s investment company taxable income and/or net capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. Additionally, the holding period of a straddle position that has not already been held for the long-term holding period would be terminated and begin anew once the position was no longer part of a straddle, which may cause the Fund to realize greater amounts of short-term capital gain (taxable to individual shareholders as ordinary income when distributed by the Fund) than it would have realized absent the straddle. As a result, shareholders may pay more in taxes and/or pay taxes sooner than they would have had the Fund not engaged in transactions constituting a straddle.